Deferred Revenue - Deferred cloud-based connectivity and basic IoT services related revenue, Membership, SaaS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Revenue
Beginning balances	$ 7,902
Ending balances	10,084	$ 7,902
Cloud-based connectivity and basic IoT services
Deferred Revenue
Beginning balances	1,277	1,122	$ 1,375
Deferral of revenue	1,148	1,123	984
Recognition of deferred revenue	(1,119)	(968)	(1,237)
Ending balances	1,306	1,277	1,122
Membership
Deferred Revenue
Beginning balances			672
Deferral of revenue			179
Recognition of deferred revenue			(851)
SaaS
Deferred Revenue
Beginning balances	6,625	6,186	5,168
Deferral of revenue	33,616	24,498	19,402
Recognition of deferred revenue	(31,463)	(24,059)	(18,384)
Ending balances	$ 8,778	$ 6,625	$ 6,186